SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2020
SEGMENTED INFORMATION
SEGMENTED INFORMATION

6. Segmented Information

The company's operating segments are reported based on the nature of their products and services and management responsibility. The following summary describes the operations in each of the segments:

•

Oil Sands includes the company's wholly owned operations in the Athabasca oil sands in Alberta to explore, develop and produce bitumen, synthetic crude oil and related products, through the recovery and upgrading of bitumen from mining and in situ operations. This segment also includes the company's joint interest in the Syncrude oil sands mining and upgrading operation, and the company's joint interest in the Fort Hills partnership as well as the marketing, supply, transportation and risk management of crude oil, natural gas, power and byproducts. The individual operating segments related to mining operations, in situ, Fort Hills and Syncrude have been aggregated into one reportable segment (Oil Sands) due to the similar nature of their business activities, including the production of bitumen, and the single geographic area and regulatory environment in which they operate.

•

Exploration and Production (E&P) includes offshore activity in East Coast Canada, with interests in the Hibernia, Terra Nova, White Rose and Hebron oilfields, the exploration and production of crude oil and natural gas at Buzzard and Golden Eagle Area Development in the United Kingdom (U.K.), exploration and production of crude oil and gas at Oda, and the development of the Fenja fields in Norway, as well as the marketing and risk management of crude oil and natural gas.

•

Refining and Marketing includes the refining of crude oil products, and the distribution, marketing, transportation and risk management of refined and petrochemical products, and other purchased products through the retail and wholesale networks located in Canada and the United States (U.S.). The segment also includes trading of crude oil, natural gas and power.

The company also reports activities not directly attributable to an operating segment under Corporate and Eliminations. This includes renewable projects such as the wind power facilities of Chin Chute and Magrath in Alberta, SunBridge in Saskatchewan and Adelaide in Ontario, as well as other investments in waste-to-biofuels, chemicals, and carbon capture projects.

Intersegment sales of crude oil and natural gas are accounted for at market values and included, for segmented reporting, in revenues of the segment making the transfer and expenses of the segment receiving the transfer. Intersegment balances are eliminated on consolidation. Intersegment profit will not be recognized until the related product has been sold to third parties.

For the years ended December 31	Oil Sands		Exploration and Production		Refining and Marketing		Corporate and Eliminations		Total
($ millions)	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019

Revenues and Other Income

Gross revenues	7 792	13 948	1 899	3 675	15 180	22 216	29	27	24 900	39 866

Intersegment revenues	2 825	4 399	—	—	92	88	(2 917)	(4 487)	—	—

Less: Royalties	(95)	(917)	(143)	(605)	—	—	—	—	(238)	(1 522)

Operating revenues, net of royalties	10 522	17 430	1 756	3 070	15 272	22 304	(2 888)	(4 460)	24 662	38 344

Other income (loss)	298	172	54	430	48	75	(10)	(32)	390	645

	10 820	17 602	1 810	3 500	15 320	22 379	(2 898)	(4 492)	25 052	38 989

Expenses

Purchases of crude oil and products	844	1 407	—	—	11 243	15 296	(2 975)	(4 141)	9 112	12 562

Operating, selling and general	7 169	8 027	476	525	1 892	2 173	390	519	9 927	11 244

Transportation	1 223	1 293	100	80	138	120	(43)	(51)	1 418	1 442

Depreciation, depletion, amortization and impairment	6 430	8 170	2 147	1 505	867	823	82	74	9 526	10 572

Exploration	57	127	129	129	—	—	—	—	186	256

(Gain) loss on disposal of assets	(1)	(14)	—	(228)	(24)	(11)	9	—	(16)	(253)

Financing expenses	336	318	47	73	37	55	576	187	996	633

	16 058	19 328	2 899	2 084	14 153	18 456	(1 961)	(3 412)	31 149	36 456

(Loss) earnings before Income Taxes	(5 238)	(1 726)	(1 089)	1 416	1 167	3 923	(937)	(1 080)	(6 097)	2 533

Income Tax (Recovery) Expense

Current	(645)	266	64	626	325	972	(403)	(312)	(659)	1 552

Deferred	(797)	(1 565)	(321)	(215)	(24)	(49)	23	(89)	(1 119)	(1 918)

	(1 442)	(1 299)	(257)	411	301	923	(380)	(401)	(1 778)	(366)

Net (Loss) Earnings	(3 796)	(427)	(832)	1 005	866	3 000	(557)	(679)	(4 319)	2 899

Capital and Exploration Expenditures	2 736	3 522	489	1 070	515	818	186	148	3 926	5 558

Disaggregation of Revenue from Contracts with Customers and Intersegment Revenue

The company derives revenue from the transfer of goods mainly at a point in time in the following major commodities, revenue streams and geographical regions:

For the years ended December 31	2020			2019
($ millions)	North America	International	Total	North America	International	Total

Oil Sands(1)

SCO and diesel	8 574	—	8 574	13 567	—	13 567

Bitumen	2 043	—	2 043	4 780	—	4 780

	10 617	—	10 617	18 347	—	18 347

Exploration and Production

Crude oil and natural gas liquids	1 089	806	1 895	1 922	1 747	3 669

Natural gas	—	4	4	—	6	6

	1 089	810	1 899	1 922	1 753	3 675

Refining and Marketing

Gasoline	6 585	—	6 585	9 941	—	9 941

Distillate	6 525	—	6 525	9 447	—	9 447

Other	2 162	—	2 162	2 916	—	2 916

	15 272	—	15 272	22 304	—	22 304

Corporate and Eliminations	(2 888)	—	(2 888)	(4 460)	—	(4 460)

Total Gross Revenue from Contracts with Customers	24 090	810	24 900	38 113	1 753	39 866

(1)	Prior period amounts have been reclassified to conform with current period presentation.

Geographical Information

Operating Revenues, net of Royalties

($ millions)	2020	2019

Canada	20 588	31 157

United States	3 312	5 737

Other foreign	762	1 450

	24 662	38 344

Non-Current Assets(1)

($ millions)	December 31 2020	December 31 2019

Canada	71 040	75 190

United States	1 856	1 957

Other foreign	2 125	2 173

	75 021	79 320

(1)	Excludes deferred income tax assets.